Investment Properties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investment Properties
12.	Investment Properties

Changes in investment properties for the years ended December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	2017
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	302,750	￦	1,119,885	￦	78,765	￦	1,501,400
Less: Accumulated depreciation		—		(353,356)		—		(353,356)

Beginning, net		302,750		766,529		78,765		1,148,044
Acquisition		—		775		48,075		48,850
Disposal and termination		(3,493)		(6,434)		—		(9,927)
Depreciation		—		(47,295)		—		(47,295)
Transfer from(to) property and equipment		64,449		(1,793)		(1,184)		61,472
Transfer and others		(6,916)		80,986		(85,683)		(11,613)

Ending, net	￦	356,790	￦	792,768	￦	39,973	￦	1,189,531

Acquisition cost	￦	358,358	￦	1,191,687	￦	39,973	￦	1,590,018
Less: Accumulated depreciation (including accumulated impairment loss and others)		(1,568)		(398,919)		—		(400,487)

(In millions of Korean won)	2018
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	358,358	￦	1,191,687	￦	39,973	￦	1,590,018
Less: Accumulated depreciation		(1,568)		(398,919)		—		(400,487)

Beginning, net		356,790		792,768		39,973		1,189,531
Acquisition		1,111		7		74,145		75,263
Disposal and termination		(4,729)		(10,238)		—		(14,967)
Depreciation		—		(44,653)		—		(44,653)
Transfer from(to) property and equipment		3,080		(5,366)		(37,077)		(39,363)
Transfer and others		(7,404)		9,597		(76,920)		(74,727)

Ending, net	￦	348,848	￦	742,115	￦	121	￦	1,091,084

Acquisition cost	￦	350,417	￦	1,168,379	￦	121	￦	1,518,917
Less: Accumulated depreciation (including accumulated impairment loss and others)		(1,569)		(426,264)		—		(427,833)

The fair value of investment properties is ￦1,821,061 million as at December 31, 2018 (2017: ￦1,755,600 million). The fair value of investment properties is estimated based on the expected cash flow.

Rental income from investment properties is ￦207,795 million in 2018 (2017: ￦205,993 million) and direct operating expenses (including repairs and maintenance) arising from investment properties that generated rental income during the period are recognized as operating expenses.

Details of investment properties provided as collateral as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	583,778	￦	74,963	Deposits	￦	63,923
Land and Buildings	￦	7,897	￦	7,905	Borrowings	￦	5,270

(In millions of Korean won)	December 31, 2018
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	548,567	￦	66,551	Deposits	￦	59,492
Land and Buildings	￦	5,292	￦	3,987	Borrowings	￦	3,322